UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho            July 28, 2011

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     110
Form 13F Information Table Value Total:     580387
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1163 12266.28 SH       SOLE                 12266.28
Abbott Laboratories            COM              002824100     2595 49310.00 SH       SOLE                 49310.00
Alliance Data Sys Corp         COM              018581108    20004 212652.00SH       SOLE                212652.00
Ametek Inc                     COM              031100100    23959 533619.03SH       SOLE                533619.03
Amphenol Corp Cl A             COM              032095101    15567 288322.00SH       SOLE                288322.00
Apple Computer Inc             COM              037833100      421  1254.00 SH       SOLE                  1254.00
Aptargroup Inc                 COM              038336103    18868 360481.00SH       SOLE                360481.00
Automatic Data Processing      COM              053015103      632 12004.00 SH       SOLE                 12004.00
BP plc - Sponsored ADR         COM              055622104      257  5809.00 SH       SOLE                  5809.00
Bank Of America Corp           COM              060505104      441 40239.98 SH       SOLE                 40239.98
Baxter International Inc       COM              071813109     1309 21933.00 SH       SOLE                 21933.00
Becton, Dickinson & Co         COM              075887109     1824 21170.00 SH       SOLE                 21170.00
Bed Bath & Beyond Inc          COM              075896100    11844 202913.00SH       SOLE                202913.00
Berkshire Hathaway Inc Cl A    COM              084990175      348   300.00 SH       SOLE                   300.00
Broadcom Corp Cl A             COM              111320107      313  9300.00 SH       SOLE                  9300.00
C R Bard                       COM              067383109    17956 163447.00SH       SOLE                163447.00
C.H. Robinson Worldwide        COM              12541w209    14379 182386.00SH       SOLE                182386.00
Canadian National Railway Co   COM              136375102      303  3798.00 SH       SOLE                  3798.00
Capital One Financial Corp     COM              14040H105     1610 31164.00 SH       SOLE                 31164.00
Chevron Texaco Corp            COM              166764100     3191 31033.00 SH       SOLE                 31033.00
Church & Dwight Co Inc         COM              171340102     7100 175124.00SH       SOLE                175124.00
Cisco Systems Inc              COM              17275R102      725 46436.00 SH       SOLE                 46436.00
City National Corp             COM              178566105     5900 108750.00SH       SOLE                108750.00
Coca Cola Co                   COM              191216100      287  4259.00 SH       SOLE                  4259.00
Colgate-Palmolive Co           COM              194162103      559  6400.00 SH       SOLE                  6400.00
Costco Wholesale Corp          COM              22160K105     2920 35944.00 SH       SOLE                 35944.00
Covidien PLC New F             COM              g2554f113      732 13750.00 SH       SOLE                 13750.00
Danaher Corp                   COM              235851102    26339 497050.00SH       SOLE                497050.00
Darling Intn'l Inc             COM              237266101     1551 87650.00 SH       SOLE                 87650.00
Dentsply International Inc     COM              249030107    11553 303386.00SH       SOLE                303386.00
Donaldson Co                   COM              257651109    22027 363000.00SH       SOLE                363000.00
Dun & Bradstreet Corp          COM              26483E100     9302 123142.00SH       SOLE                123142.00
Ecolab Inc                     COM              278865100    16077 285151.00SH       SOLE                285151.00
Edwards Lifesciences           COM              28176E108     8605 98700.00 SH       SOLE                 98700.00
Emerson Electric               COM              291011104      287  5102.39 SH       SOLE                  5102.39
Equifax Inc                    COM              294429105    12542 361243.00SH       SOLE                361243.00
Exxon Mobil Corp               COM              30231G102     4460 54801.13 SH       SOLE                 54801.13
Fastenal Co.                   COM              311900104     8778 243900.00SH       SOLE                243900.00
Fidelity National Information  COM              31620M106     9360 304010.00SH       SOLE                304010.00
Fifth Third Bancorp            COM              316773100      318 24920.00 SH       SOLE                 24920.00
Fiserv, Inc                    COM              337738108    20789 331930.00SH       SOLE                331930.00
Freeport-Mcmoran Copper & Gold COM              35671D857      217  4100.00 SH       SOLE                  4100.00
General Electric Co            COM              369604103     3434 182076.03SH       SOLE                182076.03
General Mills                  COM              370334104      270  7258.00 SH       SOLE                  7258.00
Global Payments Inc.           COM              37940X102    12508 245259.00SH       SOLE                245259.00
Henry Schein Inc               COM              806407102    12338 172336.00SH       SOLE                172336.00
Honeywell Intn'l Inc           COM              438516106      889 14914.00 SH       SOLE                 14914.00
Hospira Inc                    COM              441060100    13656 241008.00SH       SOLE                241008.00
IHS Inc Cl A                   COM              451734107    10976 131580.00SH       SOLE                131580.00
ITT Corporation                COM              450911102     9857 167270.00SH       SOLE                167270.00
Idex Corp                      COM              45167R104    20412 445183.00SH       SOLE                445183.00
Int'l Business Machines        COM              459200101     3215 18743.00 SH       SOLE                 18743.00
Intel Corp                     COM              458140100      861 38840.55 SH       SOLE                 38840.55
J P Morgan Chase & Co          COM              46625H100     2817 68814.00 SH       SOLE                 68814.00
Johnson & Johnson              COM              478160104     2641 39709.00 SH       SOLE                 39709.00
Landstar System Inc            COM              515098101     9713 208974.00SH       SOLE                208974.00
Life Technologies Corp         COM              53217v109     9429 181091.00SH       SOLE                181091.00
M & T Bank Corp                COM              55261F104     5915 67250.00 SH       SOLE                 67250.00
MSC Industrial Direct Co Cl A  COM              553530106    15505 233825.00SH       SOLE                233825.00
McDonald's Corp                COM              580135101      414  4909.69 SH       SOLE                  4909.69
Micron Technology              COM              595112103      264 35342.00 SH       SOLE                 35342.00
Microsoft Corp                 COM              594918104      416 16019.00 SH       SOLE                 16019.00
Mylan Laboratories             COM              628530107      284 11500.00 SH       SOLE                 11500.00
New York Community Bancorp     COM              649445103      376 25100.00 SH       SOLE                 25100.00
Nike Inc Cl B                  COM              654106103      494  5495.00 SH       SOLE                  5495.00
Nordstrom Inc.                 COM              655664100      235  5000.00 SH       SOLE                  5000.00
Norfolk Southern Corp          COM              655844108      262  3500.00 SH       SOLE                  3500.00
Oracle Corp                    COM              68389X105     1549 47069.00 SH       SOLE                 47069.00
PNC Financial Serv. Group      COM              693475105      289  4852.00 SH       SOLE                  4852.00
PepsiCo, Inc                   COM              713448108     1141 16198.00 SH       SOLE                 16198.00
Pfizer Inc                     COM              717081103      381 18519.00 SH       SOLE                 18519.00
Proctor & Gamble Co            COM              742718109     2051 32259.00 SH       SOLE                 32259.00
Quest Diagnostics Inc          COM              74834L100     9623 162833.00SH       SOLE                162833.00
Robert Half Int'l Inc          COM              770323103     2030 75100.00 SH       SOLE                 75100.00
Rockwell Collins, Inc          COM              774341101    13274 215168.00SH       SOLE                215168.00
Roper Industries Inc           COM              776696106    13253 159097.00SH       SOLE                159097.00
Rovi Corp                      COM              779376102     3528 61500.00 SH       SOLE                 61500.00
Royal Dutch Shell PLC-ADR A    COM              780259206      339  4770.00 SH       SOLE                  4770.00
Sealed Air Corp                COM              81211K100      277 11650.00 SH       SOLE                 11650.00
Solera Holdings Inc            COM              83421A104     7704 130217.00SH       SOLE                130217.00
Teleflex Inc                   COM              879369106     5197 85116.00 SH       SOLE                 85116.00
Texas Instruments              COM              882508104      519 15800.00 SH       SOLE                 15800.00
Thermo Fisher Scientific Inc   COM              883556102    13774 213914.00SH       SOLE                213914.00
U.S. Bancorp                   COM              902973304     5024 196929.00SH       SOLE                196929.00
United Parcel Srvc Cl B        COM              911312106     1498 20542.00 SH       SOLE                 20542.00
United Technologies Corp       COM              913017109     5194 58686.00 SH       SOLE                 58686.00
Varian Medical Systems         COM              92220P105     5323 76025.00 SH       SOLE                 76025.00
Verisk Analytics Inc Cl A      COM              92345y106    10503 303383.00SH       SOLE                303383.00
Verizon Communications         COM              92343V104      217  5828.00 SH       SOLE                  5828.00
Wal-Mart Stores                COM              931142103      375  7060.00 SH       SOLE                  7060.00
Waters Corp                    COM              941848103    10335 107950.00SH       SOLE                107950.00
Wells Fargo & Co.              COM              949746101     2984 106349.29SH       SOLE                106349.29
Westamerica Bancorp            COM              957090103     4662 94650.00 SH       SOLE                 94650.00
Western Union Co               COM              959802109     8095 404121.00SH       SOLE                404121.00
Zions Bancorporation           COM              989701107     2776 115600.00SH       SOLE                115600.00
Dodge and Cox Stock Fund       COM              256219106      222 1955.0670SH       SOLE                1955.0670
Financial Select Sector SPDR E COM              81369Y605      265 17275.0000SH      SOLE               17275.0000
Franklin Oregon Tax Free Incom COM              354723785      323 27499.8420SH      SOLE               27499.8420
Harbor International Fd Ins    COM              411511306      342 5272.0520SH       SOLE                5272.0520
IShares TR Barclays Aggregate  COM              464287226      213 1994.0000SH       SOLE                1994.0000
JP Morgan Mrtgage Bckd Secur   COM              4812C1215      144 12701.2740SH      SOLE               12701.2740
Janus Short Term Bd            COM              471023887       37 11826.5470SH      SOLE               11826.5470
LM CBA Fundamental Value fund  COM              8318J7102      157 11213.5720SH      SOLE               11213.5720
Loomis Sayles Bond Fund Cl R   COM              543495832      225 15284.1550SH      SOLE               15284.1550
Metropolitan West Total Return COM              592905103      112 10735.5200SH      SOLE               10735.5200
Perkins Mid Cap Value Fund Inv COM              471023598      364 15376.6410SH      SOLE               15376.6410
SPDR Trust Series 1            COM              78462F103      225 1705.0000SH       SOLE                1705.0000
UMB Scout Intl Fund            COM              904199403      314 9316.5450SH       SOLE                9316.5450
Vanguard 500 Index Signal      COM              922908496      774 7705.6071SH       SOLE                7705.6071
Vanguard Interm Inv Admiral Sh COM              922031810      161 16202.8700SH      SOLE               16202.8700